SHARE-BASED PAYMENT	6 Months Ended
Jun. 30, 2021
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

15.  SHARE-BASED PAYMENT

On March 28, 2011, the shareholders and board of directors of the Company approved the 2011 Share Incentive Plan (the “Plan”). The Plan provides for the grant of options, restricted shares and other share-based awards. These options were granted with exercise prices denominated in US$, which is the functional currency of the Company. The board of directors has authorized under the Plan the issuance of up to 12% of the Company’s issued and outstanding ordinary shares from time to time, on an as-exercised and fully diluted basis, upon exercise of awards granted under the Plan. The maximum term of any issued share option is ten years from the grant date.

15.  SHARE-BASED PAYMENT (continued)

On June 26, 2020, the Company granted 12,977,740 RSUs to employees. For these rewards, 6,488,870 options were vested on July 1, 2020, and 6,488,870 options were vested on December 1, 2020.

On December 21, 2020, the Company granted and vested 4,500,000 RSUs to employees.

A summary of share option and restricted shares activity and related information for the years ended December 31, 2020 and for the six months ended June 30, 2021 are as follows:

Share options granted to employees and directors

			Weighted	Weighted
		Weighted	average	average
		average	grant date	remaining	Aggregated
	Number of	exercise	fair value per	contractual	intrinsic
	options	price	share	year	value
		US$	US$	(Years)	US$’000

Outstanding, January 1, 2020	26,001,220	0.96	1.25	0.71	1,590
Granted	—	—	—	—	—
Forfeited	(18,616,300)	3.01	1.32	—
Exercised	(125,900)	0.20	0.38	—	88
Outstanding, December 31, 2020	7,259,020	0.99	1.09	0.51	907
Granted	—	—	—	—	—
Forfeited	(2,375,330)	3.17	1.33	—	—
Exercised	(3,508,990)	0.71	1.00	—	746
Outstanding, June 30, 2021	1,374,700	1.44	0.90	0.15	16
Vested and expected to vest at June 30, 2021	1,374,700	1.44	0.84	0.10	16
Exercisable at June 30, 2021	1,374,700	1.44	0.84	0.10	16

15.  SHARE-BASED PAYMENT (continued)

Restricted shares granted to employees and directors

		Weighted	Weighted
		average	average
		grant date	remaining	Aggregated
	Number of	fair value per	contractual	intrinsic
	options	share	year	value
		US$	(Years)	US$’000

Outstanding, January 1, 2020	13,406,560	0.93	8.52	11,530
Granted	17,477,740	0.36	9.61	15,730
Forfeited	—	—
Exercised	—	—
Outstanding, December 31, 2020	30,884,300	0.62	8.98	27,796
Granted	—	—	—	—
Forfeited	—	—
Exercised	(28,884,300)	0.62	—	—
Outstanding, June 30, 2021 (unaudited)	2,000,000	0.35	8.99	1,578
Vested and expected to vest at June 30, 2021 (unaudited)	2,000,000	0.35	8.99	1,578
Exercisable at June 30, 2021 (unaudited)	2,000,000	0.35	8.99	1,578

As of June 30, 2021, there was RMB38 (US$5.9) of unrecognized share-based compensation costs related to equity awards granted to employees and directors that is expected to be recognized over a weighted-average vesting period of 0.42 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

As of June 30, 2021, there was no unrecognized restricted share compensation costs related to equity awards granted to employees that is expected to be recognized. To the extent the actual forfeiture rate is different from the original estimate, actual restricted share compensation costs related to these awards may be different from the expectation.

As the share options granted to the consultants were fully vested at the grant date, the related compensation expenses were fully recognized in the unaudited interim condensed consolidated statement of comprehensive loss at the grant date.

15.  SHARE-BASED PAYMENT (continued)

Restricted shares granted to employees and directors (continued)

The fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The sub-optimal early exercise factor was estimated based on the vesting and contractual terms of the awards and management’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on market yield of U.S. Treasury Bond in effect at the time of grant. There was no share options granted for the six months ended June 30, 2021. The assumptions used to estimate the fair value of the share options granted for the six months ended June 30, 2020 are as follows:

For the six months ended June 30,
2020

Expected volatility	85.73%~97.73%
Risk-free interest rate	0.11%~0.17%
Dividend yield	0.00%
Forfeiture rate	0.00%
Suboptimal early exercise factor	2.2~2.8

The fair value of restricted shares was determined using the market price of the ordinary shares of the Company on the grant date.

Total share-based compensation expenses relating to options and restricted shares granted to employees and directors for the six months ended June 30, 2020 and 2021 are included in:

	For the six months ended June 30, 2020
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Sales and marketing	2,382	—	2,382	338
General and administrative	15,618	736	16,354	2,323
Service development expenses	5,016	—	5,016	712

	23,016	736	23,752	3,373

	For the six months ended June 30, 2021
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Sales and marketing	105	—	105	16
General and administrative	192	52	244	44
Service development expenses	50	—	50	8

	347	52	399	68